Consolidated Statements of Operations (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Operations [Abstract]
Revenues	$ 14,005,000,000	$ 12,820,000,000	$ 12,381,000,000
Expenses:
Operating	8,124,000,000	7,264,000,000	7,191,000,000
Selling, general and administrative	2,546,000,000	2,442,000,000	2,412,000,000
Restructuring charges (Note 4)	20,000,000	19,000,000	42,000,000
Impairment charges (Note 2)	0	11,000,000	0
Depreciation and amortization	290,000,000	306,000,000	313,000,000
Total expenses	10,980,000,000	10,042,000,000	9,958,000,000
Operating income (loss)	3,025,000,000	2,778,000,000	2,423,000,000
Interest expense	(375,000,000)	(401,000,000)	(433,000,000)
Interest income	8,000,000	5,000,000	5,000,000
Net loss on early extinguishment of debt (Note 8)	0	(32,000,000)	0
Other items, net	7,000,000	7,000,000	(12,000,000)
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies	2,665,000,000	2,357,000,000	1,983,000,000
(Provision) benefit for income taxes	(878,000,000)	(812,000,000)	(681,000,000)
Equity in loss of investee companies, net of tax	(49,000,000)	(37,000,000)	(39,000,000)
Net earnings (loss) from continuing operations	1,738,000,000	1,508,000,000	1,263,000,000
Net earnings (loss) from discontinued operations, net of tax (Note 3)	141,000,000	66,000,000	42,000,000
Net earnings (loss)	$ 1,879,000,000	$ 1,574,000,000	$ 1,305,000,000
Basic net earnings (loss) per common share:
Basic net earnings (loss) from continuing operations (in dollars per share)	$ 2.86	$ 2.35	$ 1.90
Basic net earnings (loss) from discontinued operations (in dollars per share)	$ 0.23	$ 0.10	$ 0.06
Basic net earnings (loss) per common share (in dollars per share)	$ 3.09	$ 2.45	$ 1.97
Diluted net earnings (loss) per common share:
Diluted net earnings (loss) from continuing operations (in dollars per share)	$ 2.79	$ 2.29	$ 1.85
Diluted net earnings (loss) from discontinued operations (in dollars per share)	$ 0.23	$ 0.10	$ 0.06
Diluted net earnings (loss) per common share (in dollars per share)	$ 3.01	$ 2.39	$ 1.92
Weighted average number of common shares outstanding:
Basic weighted average number of common shares outstanding	608	642	664
Diluted weighted average number of common shares outstanding	624	659	681
Dividends per common share (in dollars per share)	$ 0.48	$ 0.44	$ 0.35